QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2014

ITEM 1. SCHEDULE OF INVESTMENTS

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2014
(unaudited)

Number
of		% of Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	84.74%

	AEROSPACE	5.37%
8,850	The Boeing Company		$1,125,985

	BANKS	8.25%
61,800	Bank of America Corp.		949,866
16,600	Citigroup Inc.		781,860

			1,731,726

	BEVERAGES	1.52%
2,500	Diageo PLC Spons ADR		318,175

	COMPUTERS	21.52%
17,500	Apple Inc.		1,626,275
38,725	Hewlett-Packard Co.		1,304,258
27,000	Intel Corp.		834,300
18,000	Microsoft Corp.		750,600

			4,515,433

	DIVERSIFIED MANUFACTURING	8.96%
5,200	Cummins Inc.		802,308
25,800	General Electric Co.		678,024
4,750	Philip Morris International		400,473

			1,880,805

	MEDICAL	6.62%
6,100	Johnson & Johnson		638,182
13,000	Merck & Co. Inc.		752,050

			1,390,232

	OIL	9.31%
18,530	BP plc Spons ADR		977,457
4,800	Exxon Mobil Corp.		483,264
10,950	Transocean Ltd.		493,079

			1,953,800

	RETAIL	7.75%
105,500	J.C. Penney Co., Inc.		954,775
11,600	Target Corp.		672,220

			1,626,995

	TELECOMMUNICATIONS	10.76%
25,000	AT&T Inc.		884,000
120,000	Nokia Corp. Spons ADR		907,200
9,550	Verizon Communications Inc.		467,281

			2,258,481

	TRANSPORTATION	4.68%
56,950	Ford Motor Co.		981,818

	TOTAL COMMON STOCKS	84.74%	17,783,450

	WARRANTS	6.52%

	FINANCIAL	6.52%
32,000	JP Morgan Chase & Co. Warrant 10/28/18		618,560
35,000	Wells Fargo & Co. Warrant 10/28/18		750,400

	TOTAL WARRANTS		1,368,960

	EXCHANGE-TRADED FUNDS	2.36%
	HOME CONSTRUCTION	2.36%
20,000	iSHARES Dow Jones US Home Construction Index Fund		496,000

	TOTAL EXCHANGE-TRADED FUNDS

	CORPORATE BONDS

	RETAIL	0.48%
100,000	JC Penney Corp Inc, 6.875%; October 15, 2015		101,625

	TOTAL CORPORATE BONDS

	INVESTMENT COMPANIES	5.89%
1,236,799	Fidelity Institutional Money Market Fund 0.12%**		1,236,799

	TOTAL INVESTMENTS	100.00%	$20,986,834

*Effective 7 day yield as of June 30, 2014

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$17,783,450	-	-	$17,783,450
Warrants	1,368,960			1,368,960
Exchange-Traded Funds	496,000	-	-	496,000
Corporate Bonds	101,625			101,625
Investment Companies	1,236,799	-	-	1,236,799

	$20,986,834	-	-	$20,986,834

There were no Level 3 investments held during the period. During the period, there were no transfers between Levels 1 and 2.

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2014.

At June 30, 2014 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $15,100,910 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,917,588
Gross unrealized depreciation	(31,664)

Net unrealized appreciation	$5,885,924

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registran t’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 22, 2014

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	August 22, 2014